Summary of Significant Accounting Policies (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Time Chartering and Bareboat Chartering [Member]
Operating lease, lease income	$ 301,435	$ 300,689	$ 571,696	$ 568,361
Voyage Contracts [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	32,729	31,302	70,870	55,052
Pooling Arrangements [Member]
Operating lease, lease income	7,991	14,947	18,144	32,997
Profit Sharing [Member]
Operating lease, lease income	$ 0	$ 0	$ 0	$ 50